As filed with the Securities and Exchange Commission on November 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Gino Malaspina
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – September 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Manager's Report to Shareholders (Unaudited)

September 30, 2017

Semi-Annual Report I September 30, 2017	1

Manager's Report to Shareholders (Unaudited)

September 30, 2017

2	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

September 30, 2017

Semi-Annual Report I September 30, 2017	3

Manager's Report to Shareholders (Unaudited)

September 30, 2017

4	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

September 30, 2017

Semi-Annual Report I September 30, 2017	5

Manager's Report to Shareholders (Unaudited)

September 30, 2017

6	www.cornercapfunds.com

Fund Expenses (Unaudited)

September 30, 2017

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017, through September 30, 2017.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	April 1, 2017	September 30, 2017	Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,050.43	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06

CornerCap Small-Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,063.59	$6.73
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58
Institutional Shares
Actual	$1,000.00	$1,064.71	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06
CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,076.40	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.06

Semi-Annual Report I September 30, 2017	7

Fund Expenses (Unaudited)

September 30, 2017

(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period's annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund; 1.30% for CornerCap Small-Cap Value Fund - Investor Shares; 1.00% for CornerCap Small-Cap Value Fund – Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

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Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.8%)
Advertising (0.6%)
Omnicom Group, Inc.	2,935	$217,395
Aerospace & Defense (0.6%)
United Technologies Corp.	1,910	221,713
Banks (8.2%)
Bank of America Corp.	8,510	215,643
Capital One Financial Corp.	2,495	211,227
Citigroup, Inc.	2,820	205,127
Citizens Financial Group, Inc.	6,095	230,818
Comerica, Inc.	2,890	220,391
Huntington Bancshares, Inc.	15,540	216,938
JPMorgan Chase & Co.	2,445	233,522
KeyCorp	11,615	218,594
Regions Financial Corp.	14,410	219,464
SunTrust Banks, Inc.	3,870	231,310
The Bank of New York Mellon Corp.	4,100	217,382
Wells Fargo & Co.	3,945	217,567
Zions Bancorp.	4,625	218,208
		2,856,191
Biotechnology (2.0%)
Amgen, Inc.	1,230	229,334
Biogen, Inc.(a)	770	241,102
Gilead Sciences, Inc.	2,875	232,932
		703,368
Building Materials (0.6%)
DR Horton, Inc.	5,270	210,431
Chemicals (2.5%)
Celanese Corp., Class A	2,300	239,821
Eastman Chemical Co.	2,470	223,510
LyondellBasell Industries NV, Class A	1,930	191,167
PPG Industries, Inc.	2,030	220,580
		875,078
Commercial Services (1.2%)
FleetCor Technologies, Inc.(a)	1,420	219,774
Nielsen Holdings PLC	4,645	192,535
		412,309
Computers (1.7%)
NetApp, Inc.	5,545	242,649

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	9

Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Computers (1.7%) (continued)
Western Digital Corp.	2,525	$218,160
Xerox Corp.	4,158	138,420
		599,229
Diversified Financial Services (2.3%)
Alliance Data Systems Corp.	820	181,671
Discover Financial Services	2,780	179,254
Morgan Stanley	4,315	207,854
Raymond James Financial, Inc.	2,610	220,101
		788,880
Electric (1.2%)
FirstEnergy Corp.	6,885	212,265
TE Connectivity, Ltd.	2,520	209,311
		421,576
Electronics (0.6%)
Corning, Inc.	7,135	213,479
Food (3.5%)
Aramark	5,445	221,121
Campbell Soup Co.	3,635	170,191
Ingredion, Inc.	1,625	196,040
Kellogg Co.	3,390	211,434
The J.M. Smucker Co.	1,705	178,906
Tyson Foods, Inc., Class A	3,205	225,792
		1,203,484
Healthcare Services (4.2%)
Cigna Corp.	1,185	221,524
DaVita, Inc.(a)	3,690	219,149
Eli Lilly & Co.	2,555	218,555
HCA Healthcare, Inc.(a)	2,440	194,200
Humana, Inc.	855	208,304
Laboratory Corp. of America Holdings(a)	1,390	209,848
Universal Health Services, Inc., Class B	1,645	182,496
		1,454,076
Insurance (4.1%)
Aetna, Inc.	1,400	222,614
Aflac, Inc.	2,730	222,195
Everest Re Group, Ltd.	795	181,570
Lincoln National Corp.	2,900	213,092
Principal Financial Group, Inc.	3,185	204,923
Prudential Financial, Inc.	1,590	169,049
The Allstate Corp.	2,440	224,260
		1,437,703

The accompanying notes to financial statements are an intergral part of these financial statements.
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Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Leisure Time (0.6%)
Carnival Corp.	3,330	$215,018
Machinery - Construction & Mining (1.3%)
Caterpillar, Inc.	1,895	236,325
Deere & Co.	1,800	226,062
		462,387
Media (1.0%)
Comcast Corp., Class A	5,510	212,025
Viacom, Inc., Class B	5,500	153,120
		365,145
Miscellaneous Manufacturing (2.5%)
Eaton Corp. PLC	2,880	221,155
Ingersoll-Rand PLC	2,425	216,237
Parker-Hannifin Corp.	1,325	231,902
WestRock Co.	3,705	210,185
		879,479
Oil & Gas (5.7%)
Cabot Oil & Gas Corp.	8,700	232,725
Chevron Corp.	1,950	229,125
ConocoPhillips	4,200	210,210
Devon Energy Corp.	6,795	249,445
Diamondback Energy, Inc.(a)	2,365	231,675
Exxon Mobil Corp.	2,690	220,526
Marathon Petroleum Corp.	3,805	213,384
Newfield Exploration Co.(a)	5,060	150,130
Valero Energy Corp.	3,175	244,253
		1,981,473
Pharmaceuticals (1.9%)
AmerisourceBergen Corp.	2,620	216,805
Merck & Co., Inc.	3,335	213,540
Pfizer, Inc.	6,285	224,375
		654,720
Real Estate Investment Trusts (2.8%)
American Homes 4 Rent, Class A REIT	5,045	109,527
American Tower Corp. REIT	795	108,660
Corporate Office Properties Trust REIT	3,010	98,818
CubeSmart REIT	4,325	112,277
Highwoods Properties, Inc. REIT	2,230	116,161
National Retail Properties, Inc. REIT	2,725	113,523
Park Hotels & Resorts, Inc. REIT	3,860	106,382
PS Business Parks, Inc. REIT	850	113,475
Ventas, Inc. REIT	1,675	109,093
		987,916

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	11

Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Retail (1.8%)
Altria Group, Inc.	3,420	$216,896
CVS Health Corp.	2,330	189,476
The TJX Cos., Inc.	2,965	218,609
		624,981
Semiconductors (3.3%)
Applied Materials, Inc.	4,645	241,958
Broadcom, Ltd.	845	204,946
Intel Corp.	5,820	221,626
Lam Research Corp.	1,325	245,178
Microchip Technology, Inc.	2,510	225,348
		1,139,056
Software (2.3%)
CA, Inc.	6,360	212,297
Citrix Systems, Inc.(a)	2,450	188,209
First Data Corp., Class A(a)	12,315	222,163
Oracle Corp.	3,795	183,488
		806,157
Telecommunications (2.3%)
AT&T, Inc.	5,490	215,043
Discovery Communications, Inc., Class A(a)	7,505	159,782
Juniper Networks, Inc.	7,525	209,421
Verizon Communications, Inc.	4,335	214,539
		798,785
Transportation (2.0%)
BorgWarner, Inc.	4,560	233,609
Cummins, Inc.	1,340	225,160
United Rentals, Inc.(a)	1,765	244,876
		703,645
TOTAL COMMON STOCK (COST $18,837,242)		21,233,674

EXCHANGE TRADED FUNDS (3.8%)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	24,635	633,489
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	26,845	679,984
TOTAL EXCHANGE TRADED FUNDS (COST $1,293,511)		1,313,473

	Principal Amount	Fair Value
GOVERNMENT BOND (3.2%)
U.S. Treasury Inflation Indexed Note, 1.375%, 01/15/2020	$ 284,579	293,062
U.S. Treasury Inflation Indexed Note, 0.125%, 01/15/2022	540,350	542,257
U.S. Treasury Inflation Indexed Note, 0.625%, 01/15/2024	262,616	267,683

TOTAL GOVERNMENT BOND (COST $1,101,551)		1,103,002

The accompanying notes to financial statements are an intergral part of these financial statements.
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Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS (26.1%)
Advertising (1.0%)
Omnicom Group, Inc., 4.450%, 08/15/2020	$ 335,000	$355,822
Auto Manufacturers (1.9%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	336,761
General Motors Financial Co, Inc., 4.000%, 01/15/2025	325,000	331,348
		668,109
Banks (3.6%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	264,898
JPMorgan Chase & Co., 6.300%, 04/23/2019	335,000	357,437
JPMorgan Chase & Co., 3.875%, 09/10/2024	300,000	312,163
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	336,660
		1,271,158
Diversified Financial Services (0.9%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	323,413
Electronics (2.5%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	287,112
Arrow Electronics, Inc., 5.125%, 03/01/2021	310,000	331,654
Avnet, Inc., 4.875%, 12/01/2022	250,000	263,861
		882,627
Entertainment (0.8%)
International Game Technology, 7.500%, 06/15/2019	250,000	268,908
Healthcare Services (0.7%)
Humana, Inc., 6.300%, 08/01/2018	250,000	259,284
Insurance (2.1%)
MetLife, Inc., 7.717%, 02/15/2019	310,000	334,523
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	159,717
WR Berkley Corp., 5.375%, 09/15/2020	230,000	248,136
		742,376
Oil & Gas (1.3%)
Statoil ASA, 6.700%, 01/15/2018	150,000	152,373
Valero Energy Corp., 9.375%, 03/15/2019	275,000	303,478
		455,851
Pharmaceuticals (2.9%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	325,187
Express Scripts Holding Co., 3.900%, 02/15/2022	640,000	673,653
		998,840

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	13

Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

	Principal Amount	Fair Value
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.125%, 07/15/2023	$ 250,000	$299,237
Retail (3.3%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	278,092
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	449,487
Oshkosh Corp., 5.375%, 03/01/2022	100,000	104,000
Walgreen Co., 3.100%, 09/15/2022	305,000	310,626
		1,142,205
Software (0.9%)
CA, Inc., 5.375%, 12/01/2019	300,000	318,985
Telecommunications (1.7%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	275,278
eBay, Inc., 2.600%, 07/15/2022	300,000	299,077
		574,355
Transportation (1.6%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	307,290
United Continental Holdings, Inc., 6.375%, 06/01/2018	250,000	256,125
		563,415
TOTAL CORPORATE BONDS (COST $9,004,372)		9,124,585

MUNICIPAL BONDS (0.5%)
Kansas (0.5%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	152,855

TOTAL MUNICIPAL BONDS (COST $150,645)		152,855

U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.2%)
U.S. Treasury Securities (1.2%)
U.S. Treasury Note, 2.000%, 02/15/2025	435,000	428,883

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $423,058)		428,883

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.867%	1,688,217	1,688,217

TOTAL SHORT-TERM INVESTMENTS (COST $1,688,217)		1,688,217

The accompanying notes to financial statements are an intergral part of these financial statements.
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Schedule of Investments
CornerCap Balanced Fund	September 30, 2017 (Unaudited)

Fair Value
TOTAL INVESTMENTS (COST $32,498,596)	100.4%	$35,044,689
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)%	(129,635)
NET ASSETS	100.0%	$34,915,054

(a)	Non-income producing security.

Common Abbreviations:
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	15

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.7%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.(a)	22,810	$798,578
Esterline Technologies Corp.(a)	5,650	509,348
Moog, Inc., Class A(a)	6,275	523,523
		1,831,449
Auto Parts & Equipment (1.9%)
Cooper-Standard Holdings, Inc.(a)	4,840	561,295
Standard Motor Products, Inc.	9,685	467,301
Tenneco, Inc.	9,105	552,400
Tower International, Inc.	22,265	605,608
		2,186,604
Banks (17.1%)
BankUnited, Inc.	14,705	523,057
Camden National Corp.	12,785	557,937
Carolina Financial Corp.	15,410	552,911
Cathay General Bancorp	13,475	541,695
CNB Financial Corp.	19,790	540,663
Customers Bancorp, Inc.(a)	17,405	567,751
Enterprise Financial Services Corp.	12,650	535,727
Farmers National Banc Corp.	38,660	581,833
FCB Financial Holdings, Inc., Class A(a)	11,690	564,627
Financial Institutions, Inc.	17,460	502,848
First Commonwealth Financial Corp.	37,820	534,397
First Foundation, Inc.(a)	31,290	559,778
First Internet Bancorp	18,120	585,276
First Interstate BancSystem, Inc., Class A	13,610	520,582
First Mid-Illinois Bancshares, Inc.	14,130	542,592
First Midwest Bancorp, Inc.	21,630	506,575
Franklin Financial Network, Inc.(a)	12,275	437,604
Hanmi Financial Corp.	18,165	562,207
Hilltop Holdings, Inc.	22,200	577,200
Home BancShares, Inc.	20,455	515,875
MainSource Financial Group, Inc.	15,075	540,589
Midland States Bancorp, Inc.	16,255	514,958
MidWestOne Financial Group, Inc.	14,635	494,078
Old National Bancorp	30,850	564,555
Old Second Bancorp, Inc.	44,635	600,341
Peoples Bancorp, Inc.	16,035	538,616
Preferred Bank/Los Angeles CA	9,780	590,223
Republic Bancorp, Inc., Class A	13,825	537,654
S&T Bancorp, Inc.	13,760	544,621
Sandy Spring Bancorp, Inc.	13,215	547,629
Southside Bancshares, Inc.	15,120	549,763
State Bank Financial Corp.	18,420	527,733
TCF Financial Corp.	31,165	531,052

The accompanying notes to financial statements are an intergral part of these financial statements.
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Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Banks (17.1%) (continued)
United Community Banks, Inc.	19,530	$557,386
Valley National Bancorp	44,095	531,345
WesBanco, Inc.	11,795	483,831
Western Alliance Bancorp.(a)	11,265	597,946
		20,063,455
Building Materials (2.6%)
Continental Building Products, Inc.(a)	22,055	573,430
Global Brass & Copper Holdings, Inc.	16,995	574,431
GMS, Inc.(a)	17,885	633,129
Louisiana-Pacific Corp.(a)	26,465	716,672
Patrick Industries, Inc.(a)	6,755	568,096
		3,065,758
Chemicals (1.9%)
Cabot Corp.	10,100	563,580
Kraton Corp.(a)	13,560	548,367
Minerals Technologies, Inc.	7,765	548,597
OMNOVA Solutions, Inc.(a)	55,860	611,667
		2,272,211
Coal Operations (0.7%)
Hallador Energy Co.	61,122	349,618
SunCoke Energy, Inc.(a)	53,655	490,407
		840,025
Commercial Services (3.4%)
BG Staffing, Inc.	3,873	64,098
Heritage-Crystal Clean, Inc.(a)	32,430	705,353
Navigant Consulting, Inc.(a)	25,145	425,453
Quad/Graphics, Inc.	19,230	434,790
RPX Corp.(a)	36,680	487,110
SP Plus Corp.(a)	16,380	647,010
The Hackett Group, Inc.	23,940	363,649
TrueBlue, Inc.(a)	20,630	463,144
Vectrus, Inc.(a)	14,635	451,343
		4,041,950
Computers (1.3%)
Barracuda Networks, Inc.(a)	20,550	497,927
Convergys Corp.	20,100	520,389
Sykes Enterprises, Inc.(a)	16,745	488,284
		1,506,600
Distribution/Wholesale (1.2%)
Anixter International, Inc.(a)	6,725	571,625
Radiant Logistics, Inc.(a)	58,417	310,194
WESCO International, Inc.(a)	8,440	491,630
		1,373,449

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	17

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (2.4%)
Consolidated-Tomoka Land Co.	9,040	$543,033
CRA International, Inc.	13,690	561,974
Evercore, Inc.	6,905	554,126
Federated Investors, Inc., Class B	18,605	552,569
Houlihan Lokey, Inc.	14,915	583,624
		2,795,326
Electric (1.4%)
El Paso Electric Co.	11,610	641,452
Hawaiian Electric Industries, Inc.	15,455	515,733
NorthWestern Corp.	8,140	463,492
		1,620,677
Electrical Components & Equipment (0.8%)
Atkore International Group, Inc.(a)	27,060	527,940
EnerSys	6,870	475,198
		1,003,138
Electronics (2.3%)
Bel Fuse, Inc., Class B	5,058	157,810
CTS Corp.	24,265	584,786
Plexus Corp.(a)	11,120	623,610
Sanmina Corp.(a)	15,315	568,952
ZAGG, Inc.(a)	46,556	733,257
		2,668,415
Energy (1.0%)
Generac Holdings, Inc.(a)	13,500	620,055
SPX Corp.(a)	19,350	567,729
		1,187,784
Engineering & Construction (2.3%)
Aegion Corp.(a)	24,640	573,619
Argan, Inc.	8,030	540,017
EMCOR Group, Inc.	7,410	514,106
MasTec, Inc.(a)	12,345	572,808
Primoris Services Corp.	18,835	554,126
		2,754,676
Food (0.8%)
Ingles Markets, Inc., Class A	17,725	455,533
SpartanNash Co.	18,282	482,096
		937,629
Forest Products & Paper (1.0%)
Domtar Corp.	13,610	590,538
Schweitzer-Mauduit International, Inc.	13,135	544,577
		1,135,115

The accompanying notes to financial statements are an intergral part of these financial statements.
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Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Hand & Machine Tools (0.4%)
Regal Beloit Corp.	6,355	$502,045
Healthcare Products (1.8%)
AngioDynamics, Inc.(a)	29,975	512,273
Cotiviti Holdings, Inc.(a)	14,620	526,028
Haemonetics Corp.(a)	11,720	525,876
Luminex Corp.	25,140	511,096
		2,075,273
Healthcare Services (3.9%)
Charles River Laboratories International, Inc.(a)	6,235	673,505
Civitas Solutions, Inc.(a)	28,355	523,150
LHC Group, Inc.(a)	7,395	524,453
LifePoint Health, Inc.(a)	8,515	493,019
Magellan Health, Inc.(a)	6,760	583,388
Medpace Holdings, Inc.(a)	15,665	499,713
Select Medical Holdings Corp.(a)	36,295	696,864
The Ensign Group, Inc.	24,910	562,717
		4,556,809
Home Builders (0.8%)
MDC Holdings, Inc.	14,709	488,486
Taylor Morrison Home Corp., Class A(a)	21,265	468,893
		957,379
Home Furnishings (0.4%)
La-Z-Boy, Inc.	17,895	481,375

Household Products (0.9%)
ACCO Brands Corp.(a)	44,785	532,941
Ennis, Inc.	24,975	490,759
		1,023,700
Insurance (5.3%)
Argo Group International Holdings, Ltd.	8,300	510,450
Blue Capital Reinsurance Holdings, Ltd.	26,510	436,090
CNO Financial Group, Inc.	22,675	529,234
Crawford & Co., Class B	57,430	686,863
Essent Group, Ltd.(a)	12,585	509,692
FBL Financial Group, Inc., Class A	7,425	553,162
Fidelity & Guaranty Life	16,845	523,037
Kingstone Cos, Inc.	32,180	524,534
National General Holdings Corp.	21,950	419,465
State National Cos., Inc.	26,735	561,168
Stewart Information Services Corp.	10,680	403,277
Third Point Reinsurance, Ltd.(a)	33,150	517,140
		6,174,112

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	19

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Internet (0.5%)
Perficient, Inc.(a)	29,395	$578,200
Leisure Services (2.0%)
Johnson Outdoors, Inc., Class A	14,905	1,092,238
MCBC Holdings, Inc.(a)	33,480	682,323
Speedway Motorsports, Inc.	25,680	546,984
		2,321,545
Lodging (0.5%)
Century Casinos, Inc.(a)	72,400	594,404
Machinery - Diversified (0.9%)
Applied Industrial Technologies, Inc.	8,735	574,763
Milacron Holdings Corp.(a)	31,550	531,933
		1,106,696
Media (1.2%)
John Wiley & Sons, Inc., Class A	9,360	500,760
Time, Inc.	37,635	508,072
Townsquare Media, Inc., Class A(a)	38,125	381,250
		1,390,082
Metal Fabricate & Hardware (1.9%)
Kaiser Aluminum Corp.	5,950	613,683
Schnitzer Steel Industries, Inc., Class A	20,225	569,334
Shiloh Industries, Inc.(a)	54,595	567,788
Worthington Industries, Inc.	11,170	513,820
		2,264,625
Miscellaneous Manufacturing (5.3%)
Brady Corp., Class A	15,000	569,250
Crane Co.	6,560	524,734
Greif, Inc., Class A	9,145	535,348
Harsco Corp.(a)	29,595	618,536
Hillenbrand, Inc.	14,035	545,260
ITT, Inc.	12,560	556,031
Owens-Illinois, Inc.(a)	25,425	639,693
Park-Ohio Holdings Corp.	14,125	644,100
Rexnord Corp.(a)	20,145	511,885
TriMas Corp.(a)	19,930	538,110
Watts Water Technologies, Inc., Class A	8,040	556,368
		6,239,315
Office Furnishings (1.2%)
Herman Miller, Inc.	14,880	534,192
Knoll, Inc.	20,595	411,900
Steelcase, Inc., Class A	33,395	514,283
		1,460,375

The accompanying notes to financial statements are an intergral part of these financial statements.
20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas (2.9%)
Evolution Petroleum Corp.	70,225	$505,620
Exterran Corp.(a)	19,235	608,019
Gulfport Energy Corp.(a)	40,295	577,830
Par Pacific Holdings, Inc.(a)	29,215	607,672
Penn Virginia Corp.(a)	14,895	595,502
SilverBow Resources, Inc.(a)	21,925	538,259
		3,432,902
Oil & Gas Services (1.1%)
McDermott International, Inc.(a)	84,620	615,187
Newpark Resources, Inc.(a)	65,120	651,200
		1,266,387
Pharmaceuticals (1.8%)
Emergent BioSolutions, Inc.(a)	14,090	569,941
PharMerica Corp.(a)	19,390	568,127
Prestige Brands Holdings, Inc.(a)	9,705	486,123
USANA Health Sciences, Inc.(a)	7,870	454,099
		2,078,290
Real Estate Investment Trusts (8.6%)
Armada Hoffler Properties, Inc. REIT	39,775	549,293
CareTrust REIT, Inc.	27,230	518,459
Cedar Realty Trust, Inc. REIT	97,205	546,292
Corporate Office Properties Trust REIT	16,635	546,127
Gladstone Commercial Corp. REIT	27,545	613,427
Lexington Realty Trust REIT	49,270	503,539
MedEquities Realty Trust, Inc. REIT	40,500	475,875
National Health Investors, Inc. REIT	6,385	493,497
One Liberty Properties, Inc. REIT	20,945	510,220
Outfront Media, Inc. REIT	22,885	576,244
Potlatch Corp. REIT	12,045	614,295
Preferred Apartment Communities, Inc., Class A REIT	30,395	573,858
PS Business Parks, Inc. REIT	3,820	509,970
Ramco-Gershenson Properties Trust REIT	37,860	492,559
RLJ Lodging Trust REIT	24,975	549,450
Ryman Hospitality Properties, Inc. REIT	8,265	516,480
Select Income REIT	21,050	492,991
STAG Industrial, Inc. REIT	17,430	478,802
Xenia Hotels & Resorts, Inc. REIT	26,575	559,404
		10,120,782
Retail (3.4%)
Caleres, Inc.	19,780	603,685
Party City Holdco, Inc.(a)	36,720	497,556
Perry Ellis International, Inc.(a)	26,505	627,108
Shoe Carnival, Inc.	30,155	674,869
Tilly's, Inc., Class A(a)	55,025	659,750

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	21

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Retail (3.4%) (continued)
Tupperware Brands Corp.	8,280	$511,870
World Fuel Services Corp.	13,710	464,906
		4,039,744
Savings & Loans (3.3%)
Berkshire Hills Bancorp, Inc.	17,725	686,844
Flagstar Bancorp, Inc.(a)	15,070	534,684
Flushing Financial Corp.	17,120	508,806
Home Bancorp, Inc.	11,867	496,278
Riverview Bancorp, Inc.	62,130	521,892
United Community Financial Corp.	57,525	552,240
United Financial Bancorp, Inc.	29,505	539,646
		3,840,390
Semiconductors (1.9%)
Amkor Technology, Inc.(a)	45,520	480,236
Diodes, Inc.(a)	20,380	609,974
FormFactor, Inc.(a)	35,145	592,193
Semtech Corp.(a)	14,155	531,520
		2,213,923
Software (1.0%)
Progress Software Corp.	16,265	620,835
Verint Systems, Inc.(a)	12,330	516,011
		1,136,846
Telecommunications (2.6%)
Autobytel, Inc.(a)	39,830	274,429
Blucora, Inc.(a)	24,530	620,609
DHI Group, Inc.(a)	68,555	178,243
Gray Television, Inc.(a)	33,810	530,817
Telephone & Data Systems, Inc.	17,705	493,792
TiVo Corp.	26,505	526,124
Zix Corp.(a)	93,310	456,286
		3,080,300
Transportation (0.9%)
Aaron's, Inc.	10,540	459,860
Matson, Inc.	20,905	589,103
		1,048,963
Wholesale Distributors (0.5%)
ScanSource, Inc.(a)	14,495	632,707

TOTAL COMMON STOCK (COST $101,520,791)		115,901,430

The accompanying notes to financial statements are an intergral part of these financial statements.
22	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2017 (Unaudited)

Fair Value
TOTAL INVESTMENTS (COST $101,520,791)	98.7%	$115,901,430

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.3%	1,500,564

NET ASSETS	100.0%	$117,401,994
(a)	Non-income producing security.

Common Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	23

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (96.2%)
Advertising (0.9%)
Omnicom Group, Inc.	3,525	$261,097
Aerospace & Defense (1.0%)
United Technologies Corp.	2,340	271,627
Banks (12.8%)
Bank of America Corp.	11,365	287,989
Capital One Financial Corp.	2,740	231,968
Citigroup, Inc.	4,235	308,054
Citizens Financial Group, Inc.	7,510	284,404
Comerica, Inc.	3,535	269,579
Huntington Bancshares, Inc.	18,320	255,747
JPMorgan Chase & Co.	2,890	276,024
KeyCorp	14,775	278,065
Regions Financial Corp.	18,470	281,298
SunTrust Banks, Inc.	4,570	273,149
The Bank of New York Mellon Corp.	5,030	266,691
Wells Fargo & Co.	4,890	269,684
Zions Bancorp.	5,690	268,454
		3,551,106
Biotechnology (2.8%)
Amgen, Inc.	1,440	268,488
Biogen, Inc.(a)	850	266,152
Gilead Sciences, Inc.	3,165	256,428
		791,068
Building Materials (1.0%)
DR Horton, Inc.	7,020	280,308
Chemicals (4.1%)
Celanese Corp., Class A	2,625	273,709
Eastman Chemical Co.	3,100	280,519
LyondellBasell Industries NV, Class A	3,155	312,503
PPG Industries, Inc.	2,405	261,327
		1,128,058
Commercial Services (1.9%)
FleetCor Technologies, Inc.(a)	1,750	270,847
Nielsen Holdings PLC	6,075	251,809
		522,656
Computers (2.5%)
NetApp, Inc.	6,540	286,190

The accompanying notes to financial statements are an intergral part of these financial statements.
24	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Computers (2.5%) (continued)
Western Digital Corp.	3,030	$261,792
Xerox Corp.	4,813	160,225
		708,207
Diversified Financial Services (4.3%)
Alliance Data Systems Corp.	980	217,119
Discover Financial Services	3,190	205,691
Morgan Stanley	5,460	263,008
Raymond James Financial, Inc.	2,995	252,568
Synchrony Financial	8,775	272,464
		1,210,850
Electric (1.8%)
Corning, Inc.	8,410	251,627
FirstEnergy Corp.	7,955	245,253
		496,880
Electrical Components & Equipment (1.1%)
TE Connectivity, Ltd.	3,530	293,202
Food (5.6%)
Aramark	7,020	285,082
Campbell Soup Co.	4,825	225,907
Ingredion, Inc.	2,085	251,534
Kellogg Co.	4,160	259,459
The J.M. Smucker Co.	2,020	211,959
Tyson Foods, Inc., Class A	4,465	314,559
		1,548,500
Healthcare Products (1.0%)
Eli Lilly & Co.	3,120	266,885
Healthcare Services (6.4%)
Aetna, Inc.	1,715	272,702
Cigna Corp.	1,600	299,104
DaVita, Inc.(a)	4,440	263,692
HCA Healthcare, Inc.(a)	2,790	222,056
Humana, Inc.	1,050	255,812
Laboratory Corp. of America Holdings(a)	1,700	256,649
Universal Health Services, Inc., Class B	1,995	221,325
		1,791,340
Insurance (6.5%)
Aflac, Inc.	3,505	285,272
Chubb, Ltd.	1,740	248,037
Everest Re Group, Ltd.	1,045	238,668
Lincoln National Corp.	3,240	238,075

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	25

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Insurance (6.5%) (continued)
Principal Financial Group, Inc.	4,095	$263,472
Prudential Financial, Inc.	2,275	241,878
The Allstate Corp.	3,120	286,759
		1,802,161
Leisure Time (0.9%)
Carnival Corp.	3,835	247,626
Machinery - Construction & Mining (2.0%)
Caterpillar, Inc.	2,220	276,856
Deere & Co.	2,145	269,391
		546,247
Media (0.7%)
Viacom, Inc., Class B	7,065	196,690
Miscellaneous Manufacturing (3.9%)
Eaton Corp. PLC	3,515	269,917
Ingersoll-Rand PLC	2,915	259,931
Parker-Hannifin Corp.	1,600	280,032
WestRock Co.	4,995	283,366
		1,093,246
Oil & Gas (8.8%)
Cabot Oil & Gas Corp.	10,760	287,830
Chevron Corp.	2,320	272,600
ConocoPhillips	5,575	279,029
Devon Energy Corp.	8,325	305,611
Diamondback Energy, Inc.(a)	2,545	249,308
Exxon Mobil Corp.	3,318	272,009
Marathon Petroleum Corp.	4,685	262,735
Newfield Exploration Co.(a)	8,445	250,563
Valero Energy Corp.	3,630	279,256
		2,458,941
Pharmaceuticals (2.6%)
AmerisourceBergen Corp.	2,575	213,081
Merck & Co., Inc.	4,090	261,883
Pfizer, Inc.	7,140	254,898
		729,862
Real Estate Investment Trusts (4.7%)
American Homes 4 Rent, Class A REIT	6,470	140,464
American Tower Corp. REIT	1,070	146,248
Corporate Office Properties Trust REIT	4,040	132,633
CubeSmart REIT	5,835	151,477
Highwoods Properties, Inc. REIT	2,750	143,248

The accompanying notes to financial statements are an intergral part of these financial statements.
26	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2017 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (4.7%) (continued)
National Retail Properties, Inc. REIT	3,775	$157,266
Park Hotels & Resorts, Inc. REIT	5,165	142,347
PS Business Parks, Inc. REIT	1,085	144,847
Ventas, Inc. REIT	2,220	144,589
		1,303,119
Retail (2.6%)
Altria Group, Inc.	4,195	266,047
CVS Health Corp.	2,830	230,135
The TJX Cos., Inc.	2,975	219,347
		715,529
Semiconductors (5.2%)
Applied Materials, Inc.	5,895	307,071
Broadcom, Ltd.	1,010	244,965
Intel Corp.	7,255	276,270
Lam Research Corp.	1,740	321,970
Microchip Technology, Inc.	3,450	309,741
		1,460,017
Software (3.7%)
CA, Inc.	7,670	256,025
Citrix Systems, Inc.(a)	3,345	256,963
First Data Corp., Class A(a)	15,805	285,122
Oracle Corp.	5,010	242,233
		1,040,343
Telecommunications (4.3%)
AT&T, Inc.	6,785	265,769
Comcast Corp., Class A	6,450	248,196
Discovery Communications, Inc., Class A(a)	7,745	164,891
Juniper Networks, Inc.	9,075	252,557
Verizon Communications, Inc.	5,225	258,585
		1,189,998
Transportation (3.1%)
BorgWarner, Inc.	5,465	279,972
Cummins, Inc.	1,610	270,528
United Rentals, Inc.(a)	2,155	298,985
		849,485
TOTAL COMMON STOCK (COST $23,932,875)		26,755,048

SHORT-TERM INVESTMENTS (3.0%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield, 0.867%	828,569	828,569

TOTAL SHORT-TERM INVESTMENTS (COST $828,569)		828,569

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	27

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2017 (Unaudited)

Fair Value
TOTAL INVESTMENTS (COST $24,761,444)	99.2%	$27,583,617

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.8%	233,696
NET ASSETS	100.0%	$27,817,313
(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.
28	www.cornercapfunds.com

Statements of Assets and Liabilities

September 30, 2017

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $32,498,596, $101,520,791 and $24,761,444, respectively)	$35,044,689	$115,901,430	$27,583,617
Cash	-	1,723,836	-
Receivable for fund shares subscribed	189,221	3,014	242,333
Receivable for investments sold	-	418,316	-
Dividends and interest receivable	112,420	145,757	25,452
Total assets	35,346,330	118,192,353	27,851,402

LIABILITIES:
Payable for investment securities purchased	-	309,153	-
Payable for fund shares redeemed	408,034	375,173	15,020
Advisory fee payable	14,728	77,406	10,249
Other expenses payable	8,514	28,627	8,820
Total liabilities	431,276	790,359	34,089
Net assets	$34,915,054	$117,401,994	$27,817,313

PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	$34,915,054	$82,916,090	$27,817,313
Shares Outstanding	2,360,389	4,677,154	2,058,172
Net asset value, offering and redemption price per share	$14.79	$17.73	$13.52

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$-	$34,485,904	$-
Shares Outstanding	-	1,940,138	-
Net asset value, offering and redemption price per share	$-	$17.77	$-

NET ASSETS CONSISTS OF:
Paid-in capital	$30,742,464	$88,746,155	$23,268,491
Undistributed net investment income	569,093	287,056	178,738
Accumulated net realized gain on investments	1,057,404	13,988,144	1,547,911
Net unrealized appreciation in value of investments	2,546,093	14,380,639	2,822,173
Net assets	$34,915,054	$117,401,994	$27,817,313

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	29

Statements of Operations

September 30, 2017

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $0, $347 and $0)	$223,962	$878,845	$266,607
Interest	162,879	-	-
Total investment income	386,841	878,845	266,607

EXPENSES:
Advisory fees	147,081	487,445	116,970
Operating expenses	49,027	171,503	51,987
Total expenses	196,108	658,948	168,957
Less fees waived/reimbursed by investment adviser	(32,685)	-	(38,990)
Net expenses	163,423	658,948	129,967
Net investment income	223,418	219,897	136,640

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	899,078	4,421,157	1,150,585
Change in unrealized appreciation of investments	562,248	2,481,726	680,293
Net gain on investments	1,461,326	6,902,883	1,830,878
Net increase in net assets resulting from operations	$1,684,744	$7,122,780	$1,967,518

The accompanying notes to financial statements are an intergral part of these financial statements.
30	www.cornercapfunds.com

Statements of Changes in Net Assets

September 30, 2017

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017
OPERATIONS:
Net investment income	$223,418	$422,278	$219,897	$362,997	$136,640	$218,240
Net realized gain on investments	899,078	704,013	4,421,157	15,327,723	1,150,585	902,110
Change in unrealized appreciation of investments	562,248	2,136,508	2,481,726	8,504,064	680,293	2,162,404
Net increase in net assets resulting from operations	1,684,744	3,262,799	7,122,780	24,194,784	1,967,518	3,282,754

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Shares	-	(417,131)	-	(149,494)	-	(185,530)
Institutional Shares	-	-	-	(147,861)	-	-
From net realized gain on investments:
Investor Shares	-	-	-	(3,505,680)	-	-
Institutional Shares	-	-	-	(1,344,022)	-	-
Total distributions	-	(417,131)	-	(5,147,057)	-	(185,530)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	2,638,126	2,131,022	4,301,148	(10,173,104)	778,813	8,803,119
Redemption fees	-	519	427	840	101	270
Net increase (decrease) from capital share transactions	2,638,126	2,131,541	4,301,575	(10,172,264)	778,914	8,803,389
Total increase in net assets	4,322,870	4,977,209	11,424,355	8,875,463	2,746,432	11,900,613

NET ASSETS:
Beginning of period	30,592,184	25,614,975	105,977,639	97,102,176	25,070,881	13,170,268
End of period*	$34,915,054	$30,592,184	$117,401,994	$105,977,639	$27,817,313	$25,070,881

* Including undistributed net investment income of:	$569,093	$345,675	$287,056	$67,159	$178,738	$42,098

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	31

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017		Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.08		$12.70		$14.62	$15.51	$14.03		$13.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.20 (a)		0.22 (a)	0.22 (a)	0.23 (a)		0.24
Net realized and unrealized gain (loss) on investments	0.61		1.38		(0.75)	0.59	2.09		0.78
Total Income/(Loss) from Investment Operations	0.71		1.58		(0.53)	0.81	2.32		1.02

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—		(0.20)		(0.09)	(0.23)	(0.22)		(0.24)
Distributions from net realized gain on investments	—		—		(1.30)	(1.47)	(0.62)		(0.26)
Total Dividends and Distributions to Shareholders	—		(0.20)		(1.39)	(1.70)	(0.84)		(0.50)
Paid-in Capital from Redemption Fees	0.00		0.00	(a)(b)	0.00	0.00	0.00	(a)(b)	0.00 (b)
Net Asset value, end of period	$14.79		$14.08		$12.70	$14.62	$15.51		$14.03
Total Return	5.04	%(c)	12.46%		(3.32)%	5.12%	16.76%		7.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$34,915		$30,592	$25,615		$26,857	$23,521	$19,290

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.37	%(d)	1.53%		1.61%	1.45%	1.54%		1.82%
Net expenses	1.00	%(d)	1.00%		1.10%	1.10%	1.10%		1.10%
Gross expenses (e)	1.20	%(d)	1.20%		1.27%	1.30%	1.30%		1.30%
Portfolio turnover rate	33	%(c)	60%		70%	87%	43%		40%

(a)						Calculated based on average shares outstanding during each period.
(b)						Less than $0.005 per share.
(c)						Not annualized.
(d)						Annualized.
(e)						Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
32	www.cornercapfunds.com

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$16.68	$14.00	$15.55	$16.25	$13.74	$12.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(a)	0.04	(a)	0.05	(a)	0.03	(a)	0.00	(a)(b)	0.10
Net realized and unrealized gain (loss) on investments	1.02	3.38	(0.60)	1.21	4.51	1.46
Total Income/(Loss) from Investment Operations	1.05	3.42	(0.55)	1.24	4.51	1.56

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(0.03)	(0.04)	(0.02)	—	(0.13)
Distributions from net realized gain on investments	—	(0.71)	(0.96)	(1.92)	(2.00)	(0.67)
Total Dividends and Distributions to Shareholders	—	(0.74)	(1.00)	(1.94)	(2.00)	(0.80)
Paid-in Capital from Redemption Fees	0.00	(b)	0.00	(a)(b)	0.00	(a)(b)	0.00	0.00	(a)(b)	0.00	(b)
Net Asset value, end of period	$17.73	$16.68	$14.00	$15.55	$16.25	$13.74
Total Return	6.36	%(c)	24.40%	(3.29)%	8.21%	33.09%	12.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$82,916	$77,455	$76,053	$85,177	$59,760	$36,600

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.32	%(d)	0.26%	0.38%	0.17%	0.02%	0.74%
Net expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.30%	1.30%
Gross expenses	1.30	%(d)	1.30%	1.45	%(e)	1.50	%(e)	1.50	%(e)	1.50	%(e)
Portfolio turnover rate	58	%(c)	129%	144%	112%	109%	131%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	33

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017		December 29, 2015(a) through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$16.70		$14.02	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.05		0.09	0.04
Net realized and unrealized gain (loss) on investments	1.02		3.38		(0.05)
Total Income/(Loss) from Investment Operations	1.07		3.47		(0.01)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—		(0.08)	—
Distributions from net realized gain on investments	—		(0.71)	—
Total Dividends and Distributions to Shareholders	—		(0.79)	—
Paid-in Capital from Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00
Net Asset value, end of period	$17.77		$16.70	$14.02
Total Return	6.47	%(d)	24.74%	(0.07	)%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$34,486	$28,523		$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.63	%(e)	0.57%	1.33	%(e)
Net expenses	1.00	%(e)	1.00%	1.00	%(e)
Gross expenses	1.00	%(e)	1.00%	1.00	%(e)
Portfolio turnover rate	58	%(d)	129%	144	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.005 per share.
(d)		Not annualized.
(e)		Annualized.

The accompanying notes to financial statements are an intergral part of these financial statements.
34	www.cornercapfunds.com

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$12.56		$10.80		$13.75		$13.87		$10.88		$10.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.13 (a)		0.13 (a)		0.15 (a)		0.12 (a)		0.10
Net realized and unrealized gain (loss) on investments	0.89		1.73		(1.07)		0.91		2.97		0.81
Total Income/(Loss) from Investment Operations	0.96		1.86		(0.94)		1.06		3.09		0.91

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—		(0.10)		(0.11)		(0.14)		(0.10)		(0.10)
Distributions from net realized gain on investments	—		—		(1.90)		(1.04)		—		—
Total Dividends and Distributions to Shareholders	—		(0.10)		(2.01)		(1.18)		(0.10)		(0.10)
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	(a)(b)	0.00	(a)(b)	0.00	(a)(b)	0.00	(a)(b)	0.00 (b)
Net Asset value, end of period	$13.52		$12.56		$10.80		$13.75		$13.87		$10.88
Total Return	7.64	%(c)	17.31%		(6.29)%		7.46%		28.42%		9.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$27,817		$25,071		$13,170		$11,613		$10,852		$8,163

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.05	%(d)	1.14%		1.07%		1.03%		0.98%		1.20%
Net expenses	1.00	%(d)	1.00%		1.20%		1.20%		1.20%		1.20%
Gross expenses (e)	1.30	%(d)	1.30%		1.44%		1.50%		1.50%		1.50%
Portfolio turnover rate	49	%(c)	82%		97%		125%		60%		43%

(a)		Calculated based on average shares outstanding during each period.
(b)		Less than $0.005 per share.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
Semi-Annual Report I September 30, 2017	35

Notes to Financial Statements

September 30, 2017 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds is currently comprised of the following funds, CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Large/Mid-Cap Value Fund (the "Funds"), and was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small‐Cap Value Fund's investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on

36	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2017 (Unaudited)

securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
CornerCap Small-Cap Value Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of

Semi-Annual Report I September 30, 2017	37

Notes to Financial Statements

September 30, 2017 (Unaudited)

investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2017:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$21,233,674	$-	$-	$21,233,674
Exchange Traded Funds	1,313,473	-	-	1,313,473
Government Bonds	-	1,103,002	-	1,103,002
Corporate Bonds	-	9,124,585	-	9,124,585
Municipal Bonds	-	152,855	-	152,855
U.S. Government & Agency Obligations	-	428,883	-	428,883
Short-Term Investments	1,688,217	-	-	1,688,217
Total	$24,235,364	$10,809,325	$-	$35,044,689

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$115,901,430	$-	$-	$115,901,430
Total	$115,901,430	$-	$-	$115,901,430

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,755,048	$-	$-	$26,755,048
Short-Term Investments	828,569	-	-	828,569
Total	$27,583,617	$-	$-	$27,583,617

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.
For the period ended September 30, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.
3. SHARES OF BENEFICIAL INTEREST

On September 30, 2017, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

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Notes to Financial Statements

September 30, 2017 (Unaudited)

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:
	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	306,374	$4,352,252	481,838	$6,465,680
Shares Issued in Reinvestment of Dividends	-	-	30,624	416,789
Total	306,374	4,352,252	512,462	6,882,469
Less Shares Redeemed	(119,448)	(1,714,126)	(356,030)	(4,751,447)
Net increase	186,926	$2,638,126	156,432	$2,131,022

CornerCap Small-Cap Value Fund:
	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	357,376	$5,890,641	667,044	$10,329,541
Institutional Shares	233,535	3,866,602	542,716	7,835,059
Shares Issued in Reinvestment of Dividends
Investor Shares	-	-	217,928	3,649,349
Institutional Shares	-	-	84,729	1,423,348
Total	590,911	9,757,243	1,512,417	23,237,297
Less Shares Redeemed
Investor Shares	(325,023)	(5,425,063)	(1,671,381)	(26,425,066)
Institutional Shares	(1,849)	(31,032)	(420,326)	(6,985,335)
Net increase (decrease)	264,039	$4,301,148	(579,290)	$(10,173,104)

CornerCap Large/Mid-Cap Value Fund:
	Six Months Ended September 30, 2017		Year Ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	182,607	$2,329,045	892,309	$10,156,348
Shares Issued in Reinvestment of Dividends	-	-	15,474	185,530
Total	182,607	2,329,045	907,783	10,341,878
Less Shares Redeemed	(121,258)	(1,550,232)	(130,866)	(1,538,759)
Net increase	61,349	$778,813	776,917	$8,803,119

Semi-Annual Report I September 30, 2017	39

Notes to Financial Statements

September 30, 2017 (Unaudited)

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2017 and March 31, 2016 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2017	2016
Ordinary Income	$417,131	$418,583
Long-term capital gains	-	2,007,864
Total	$417,131	$2,426,447
	CornerCap Small-Cap Value Fund
Distributions Paid From:	2017	2016
Ordinary Income	$4,304,533	$1,928,842
Long-term capital gains	842,524	4,231,458
Total	$5,147,057	$6,160,300
	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2017	2016
Ordinary Income	$185,530	$369,619
Long-term capital gains	-	1,449,202
Total	$185,530	$1,818,821

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$494,818	$6,431,452	$480,678
Undistributed long-term gain	-	3,174,956	-
Net unrealized appreciation on investments	1,993,028	11,926,651	2,100,626
Total	$2,487,846	$21,533,059	$2,581,304

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.

As of March 31, 2017, the Funds had no capital loss carryforwards to reduce the Funds' taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities, as of September 30, 2017, were as follows:
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Notes to Financial Statements

September 30, 2017 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,915,170	$17,072,615	$3,270,716
Gross unrealized depreciation (excess of tax cost over value)	(369,077)	(2,691,976)	(448,543)
Net unrealized appreciation	$2,546,093	$14,380,639	$2,822,173
Cost of investments for income tax purposes	$32,498,596	$101,520,791	$24,761,444

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the "Adviser"), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 0.90% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds' investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund's "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%
The contractual agreements cannot be terminated prior to August 1, 2018, without the Board of Trustees' approval.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services.
2) Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates.
In addition, the Adviser pays all other operating expenses outlined in the Operating Services Agreement.

Semi-Annual Report I September 30, 2017	41

Notes to Financial Statements

September 30, 2017 (Unaudited)

Certain trustees and officers of the Funds are also directors and officers of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the period ended September 30, 2017, excluding U.S. Government and Agency securities and short-term investments, were as follows:
	Purchases	Sales
CornerCap Balanced Fund	$12,519,624	$10,353,137
CornerCap Small-Cap Value Fund	67,381,482	61,935,933
CornerCap Large/Mid-Cap Value Fund	13,071,120	12,551,537
7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2017, Charles Schwab & Co. held approximately 59.45%, 79.02% and 79.27% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

42	www.cornercapfunds.com

Additional Information

September 30, 2017 (Unaudited)

1.  PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC's website at http://www.sec.gov.
2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds' Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds' Form N‐Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.
3.  COMPENSATION OF TRUSTEES

No interested Trustee, officer or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $5,000 for each Trustees meeting attended in‐person and $3,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.
4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the "Board"), including all of the Trustees who are not "interested persons" of the Funds ("Independent Trustees"), annually review the Funds' investment advisory agreements with the Adviser (the "Agreements") and consider whether or not to re-approve them for an additional year. At its meeting on May 9, 2017, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds' Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the Funds ("Counsel"), directed the Board to a memorandum prepared by Counsel that summarized the Trustees' fiduciary duties and responsibilities in reviewing and approving the Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the "Adviser Memorandum"). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

(i)
The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities CornerCap would have under each of the Agreements. The Board reviewed the operating and investment advisory services provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund's inception, its coordination of services for the Fund among the Fund's service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in its distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for

Semi-Annual Report I September 30, 2017	43

Additional Information

September 30, 2017 (Unaudited)

    each of the Funds.

(ii)
The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap's management of the Funds with the Funds' investment objectives and policies. After reviewing the Funds' short-term and long-term investment performance, CornerCap's experience managing the Funds, CornerCap's historical investment performance and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

(iii)
The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds. In this regard, the Board considered CornerCap's staffing, personnel and methods of operating; CornerCap's compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds. The Board also considered CornerCap's past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund, and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund's investment strategy, among other factors. Specifically, the Board determined that each Fund's net expense ratio was lower than some of its comparable funds and higher than others. The Board also considered the decrease in the total net operating expenses implemented in 2016 which had been achieved by CornerCap lowering its operating service fees and expense cap and how these fees compared to the fees charged by CornerCap to its other accounts. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm's length.

(iv)
The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds' Investors. Following discussion of the Funds' asset levels, expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser's continuing commitment to lower fees, the Board determined that each Fund's fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Funds' current asset levels.

44	www.cornercapfunds.com

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5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds' Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees". The Funds' Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.
INTERESTED TRUSTEES
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, Chairman of the Board, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; Vice-Chairman, Church Investments Group (non-profit) (2013-present).	None

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company) (1991-present); Managing Trustee, Boger-Owen FNDN (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (real estate and related companies) (2004-present).
				Director, Gray Television, Inc. (1991-present).
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benator & Libby, LLP (CPA Firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Senior Advisor, Consultant, New Mountain Capital, LLC (asset management company) (2005-present); Director, Overland Solutions, Inc. (audit services) (2009-2014).	Former Director, National Medical Health Card; Director, Website Pros, Inc.; Director, Alexander Mann Solutions (Private Company) (2014-present).
*All Independent Trustees can be contacted via the Funds at:
P.O. Box 588, Portland, Maine 04112

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OFFICERS
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investments Group (non-profit)
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

46	www.cornercapfunds.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By	/s/ Thomas E. Quinn
Thomas E. Quinn President

Date	November 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date	November 14, 2017